Subsequent Events (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2021	Jan. 13, 2022
Gelesis [Member]
Subsequent Events [Line Items]
Proportion of voting rights held in associate	25.20%
Major business combination [member] | Gelesis [Member]
Subsequent Events [Line Items]
Number Of Shares Held			16,727,582
Percent, number of shares held			23.20%
Major business combination [member] | Akili [Member]
Subsequent Events [Line Items]
Proportion of voting rights held in associate		26.70%
Major business combination [member] | Merged entity Gelesis and Capstar
Subsequent Events [Line Items]
Business Combination, Investment In Common Share, Initial Investment			$ 15.0
Business Combination, Investment In Common Share, Additional Investment			$ 5.0